Revenue	6 Months Ended
Jun. 30, 2020
Revenue
Revenue

11.Revenue

The Group’s revenue are primarily derived from the sale of ZEJULA and OPTUNE in mainland China and Hong Kong. The table below presents the Group’s net product sales for the six months ended June 30, 2019 and 2020.

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Product revenue - gross	3,420	20,415
Less: Rebate and sales return	—	(1,202)
Product revenue - net	3,420	19,213

Sales rebates are offered to distributors in mainland China and the amounts are recorded as a reduction of revenue. Estimated rebates are determined based on contracted rates, sales volumes and distributor inventories.

The following table disaggregates net revenue by product for the six months ended June 30, 2019 and 2020:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
ZEJULA	1,925	13,791
OPTUNE	1,495	5,422
Total product revenue - net	3,420	19,213